Balances and Transactions with Related Parties and Affiliated Companies - Schedule of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets (current included in accounts receivable)
Other receivables	$ 825	$ 768
Current and non-current receivables	3,992	2,774
Liabilities (current included in suppliers and other liabilities and loans)
Other payables	330	654
Trade payable	6,447	7,427
FEMSA and subsidiaries [member]
Assets (current included in accounts receivable)
Due from related party	402	549
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	1,038	905
The Coca-Cola Company [member]
Assets (current included in accounts receivable)
Due from related party	2,054	1,857
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	3,731	4,454
Heineken group [member]
Assets (current included in accounts receivable)
Due from related party	290	304
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	1,348	1,414
Other Related Parties [Member]
Assets (current included in accounts receivable)
Due from related party	317	368
Other receivables	27	$ 64
Shareholders Vonpar [member]
Assets (current included in accounts receivable)
Due from related party	$ 1,219